Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Apr. 23, 2013
Class I Shares | Lion Global Investors AsiaPac Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY LION GLOBAL INVESTORS ASIAPAC DIVIDEND FUND (the “AsiaPac Dividend Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 23, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia Pacific (excluding Japan) company if, as determined by the Adviser, it:

  is organized under the laws of, or has its principal office in a country of the Asia Pacific region (excluding Japan);

  has its principal securities trading market in a country in the Asia Pacific region (excluding Japan);

  alone or on a consolidated basis derives a majority of its annual revenue or earnings or profits from goods produced, sales made or services performed in a country in the Asia Pacific region (excluding Japan); or

  issues securities denominated in the currency of a country in the Asia Pacific region (excluding Japan).

Countries in the Asia Pacific Region (excluding Japan) currently include Australia, Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam.

The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. The Fund is not limited by market capitalization; however, the security selection process tends to result in an overweighting in larger capitalization stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-252-4570 (toll free) or 312-630-6750
Class I Shares | Lion Global Investors AsiaPac Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[2]
1 YEAR	rr_ExpenseExampleYear01	158
3 YEARS	rr_ExpenseExampleYear03	490
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	158
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	490

[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.55% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.